Income Taxes - Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ 1,191	$ 1,605	$ 2,373
Foreign	3,213	3,235	5,691
INCOME BEFORE INCOME TAXES	$ 4,404	$ 4,840	$ 8,064